UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number  811-21486
                                    811-21538

Name of Fund:  BlackRock Commodity Strategies Fund
               Master Commodity Strategies LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 11/30/2007

Date of reporting period: 12/01/2006 - 11/30/2007

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES
BLACKROCK SOLUTIONS


BlackRock Commodity
Strategies Fund


ANNUAL REPORT    NOVEMBER 30, 2007


(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


BlackRock Commodity Strategies Fund
100 Bellevue Parkway
Wilmington, DE 19809


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Table of Contents


                                                                       Page

A Letter to Shareholders                                                  3
Annual Report:
Fund Summary                                                              4
About Fund Performance                                                    6
Disclosure of Expenses                                                    6
Fund Financial Statements:
   Statement of Assets and Liabilities                                    7
   Statement of Operations                                                8
   Statements of Changes in Net Assets                                    9
Fund Financial Highlights                                                10
Fund Notes to Financial Statements                                       12
Fund Report of Independent Registered Public Accounting Firm             15
Proxy Results                                                            16
Master Portfolio Summary                                                 16
Master Financial Statements:
   Schedule of Investments                                               17
   Statement of Assets and Liabilities                                   21
   Statement of Operations                                               22
   Statements of Changes in Net Assets                                   23
Master Financial Highlights                                              23
Master Notes to Financial Statements                                     24
Master Report of Independent Registered Public Accounting Firm           28
Officers and Directors                                                   29
Important Tax Information                                                32
BlackRock Fund Information                                               33
Mutual Fund Family                                                       35



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



A Letter to Shareholders


Dear Shareholder


The November reporting period was fairly tumultuous for financial markets, culminating in mixed results for some of the major benchmark indexes:


Total Returns as of November 30, 2007                                                 6-month        12-month
U.S. equities (S&P 500 Index)                                                           -2.33%        + 7.72%
Small cap U.S. equities (Russell 2000 Index)                                            -8.82         - 1.17
International equities (MSCI Europe, Australasia, Far East Index)                       +2.82         +17.30
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                +5.32         + 6.05
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                          +2.40         + 2.71
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)        -2.84         + 3.01

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.


Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility throughout 2007, equity markets displayed surprising resilience. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 3.97% by period-end, while prices correspondingly rose. Meanwhile, the tax-exempt bond market has been challenged by a combination of record-setting supply, economic uncertainty and concerns around the credit worthiness of bond insurers. This brought municipal bond prices to relatively attractive levels and, as such, demand generally held firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


/s/ Rob Kapito
---------------
Rob Kapito
President, BlackRock Advisors, LLC


THIS PAGE NOT PART OF YOUR FUND REPORT



Fund Summary


Portfolio Management Commentary


   How did the Fund perform?

* The Fund, through its investment in Master Commodity Strategies LLC, underperformed its benchmark for the fiscal year. As of March 30, 2007, the Fund's benchmark changed from the Goldman Sachs Commodity Total Return Index to the Dow Jones-AIG Total Return Commodity Index. Both indexes are used to illustrate the performance of the overall commodities markets, but are not necessarily a comparable measure of the Fund's results. The Fund is designed to tap into the performance of the commodities markets and will generally track the markets' trends. However, it is a fixed income investment and must fund the cost of gaining that commodity exposure through the creation of commodity-linked notes. This inherent cost will impact the Fund's results relative to the indexes.


   What factors influenced performance?

* Broad market themes hurt the benchmark and the Fund. Unseasonably warm weather through part of the 2006-2007 winter hampered demand for energy, to which the Fund is exposed. Exposure to metals contracts also detracted from performance, as concerns about the U.S. housing market contributed to price volatility throughout the sector. In addition, commodities markets suffered a significant sell-off in conjunction with this summer's credit market turmoil. Investors abandoned commodities in favor of less risky assets, despite positive fundamentals across most of the market. We also use credit-sensitive debt securities to provide yield enhancement for the portfolio and, as such, Fund returns are further influenced by the performance of the credit markets.

* The Fund generally benefited from its exposure to oil. Although prices were volatile, strong demand from China and predominately low inventory levels contributed to a bullish outlook for crude oil over the year. Exposure to agriculture products also proved positive. In a year when housing concerns sparked trouble across metals, as well as erratic energy pricing, agricultural futures such as wheat, soybeans, corn and soybean oil were strong performers. Population growth and global demand for food have helped these futures weather turbulent markets.


   Describe recent portfolio activity.

* The most significant change for the Fund was the introduction of its new benchmark, which invests in a combined allocation to two enhanced indexes--the AIG Commodities Basis Index and the AIG Commodities Relative Strength Index.

* Despite the change in benchmark, the Fund's overall strategy remained the same: We sought to maintain 33% of total assets invested in leveraged commodity-linked notes, providing 100% commodity exposure to shareholders. The remaining 67% of net assets was invested in our enhanced cash strategy designed to outpace the London InterBank Offered Rate (LIBOR).


   Describe Fund positioning at period-end.

* At period-end, the Fund held overweight positions across the energy sector, as oil prices are expected to continue their climb amid increased winter demand. In addition, the benchmark is positioned to take advantage of what many see as a supercycle for agriculture. As such, the Fund holds overweight positions in wheat, soybeans and soybean oil.



Expense Example

                                             Actual                                          Hypothetical**

                         Beginning          Ending           Expenses        Beginning           Ending          Expenses
                       Account Value    Account Value      Paid During     Account Value     Account Value     Paid During
                        June 1, 2007  November 30, 2007    the Period*      June 1, 2007   November 30, 2007   the Period*
Institutional              $1,000         $949.90             $ 6.57           $1,000          $1,018.56          $ 6.80
Investor A                 $1,000         $948.80             $ 7.70           $1,000          $1,017.39          $ 7.98
Investor B                 $1,000         $944.60             $11.48           $1,000          $1,013.49          $11.89
Investor C                 $1,000         $944.40             $11.53           $1,000          $1,013.44          $11.94

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.33% for Institutional, 1.56% for Investor A, 2.33% for Investor B and 2.34% for Investor C),
   multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder and the master in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

   See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Total Return Based on a $10,000 Investment

A line graph illustrating the growth of a $10,000 investment in Institutional Shares*++ and Investor A Shares*++ compared to a similar investment in Dow Jones - AIG Total Return Commodity Index++++ and Goldman Sachs Commodity Total Return Index++++++. Values illustrated are as follows:


Institutional Shares*++

Date                                             Value

3/26/2004**                                    $10,000.00
November 2004                                  $11,580.00
November 2005                                  $12,472.00
November 2006                                  $11,659.00
November 2007                                  $10,788.00


Investor A Shares*++

Date                                             Value

3/26/2004**                                    $ 9,475.00
November 2004                                  $10,963.00
November 2005                                  $11,773.00
November 2006                                  $10,976.00
November 2007                                  $10,132.00


Dow Jones - AIG Total Return Commodity Index++++

Date                                             Value

3/26/2004**                                    $10,000.00
November 2004                                  $10,463.00
November 2005                                  $11,702.00
November 2006                                  $12,919.00
November 2007                                  $13,692.00


Goldman Sachs Commodity Total Return Index++++++

Date                                             Value

3/26/2004**                                    $10,000.00
November 2004                                  $12,018.00
November 2005                                  $13,203.00
November 2006                                  $12,416.00
November 2007                                  $14,466.00


      * Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.

     ** Commencement of operations.

     ++ The Fund invests all of its assets in Master Commodity Strategies LLC.
        The Master LLC invests primarily in commodity-linked derivative instruments, and U.S. Government securities and other debt obligations.

   ++++ This unmanaged Index is a widely recognized index composed of futures contracts on 19 physical commodities, and is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

 ++++++ This unmanaged Index is calculated primarily on a world production-weighted basis and comprises the principal physical commodities that are the subject of active, liquid futures markets. The Fund used the Goldman Sachs Commodity Total Return Index as its benchmark index until March 30, 2007.



Performance Summary for the Period Ended November 30, 2007

                                                                                  Average Annual Total Returns*

                                                                               1 Year                  Since Inception**
                                                        6-Month        w/o sales      w/sales       w/o sales       w/sales
                                                     Total Returns       charge        charge         charge         charge
Institutional                                            - 5.01%         - 7.46%         --           + 2.08%          --
Investor A                                               - 5.12          - 7.69        -12.54%        + 1.84          +0.36%
Investor B                                               - 5.54          - 8.39        -12.32         + 1.18          +0.50
Investor C                                               - 5.56          - 8.44        - 9.31         + 1.16          +1.16
Dow Jones--AIG Total Return Commodity Index              + 4.86          + 5.98          --           + 8.91           --
Goldman Sachs Commodity Total Return Index               +21.45          +16.51          --           +10.55           --

 *Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

** The Fund commenced operations on 3/26/04.

   Past performance is not indicative of future results.




BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



About Fund Performance


* Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

* Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

* Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

* Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Manager has voluntarily waived a portion of its fee. Without such waiver, the Fund's returns would have been lower.



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on June 1, 2007 and held through November 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007


Statement of Assets and Liabilities                                                           BlackRock Commodity Strategies Fund

As of November 30, 2007
Assets

Investment in Master Commodity Strategies LLC (the "Master LLC"), at value
(identified cost--$36,076,014)                                                                                    $    39,791,851
Receivable from administrator                                                                                              42,106
Prepaid expenses                                                                                                            3,554
                                                                                                                  ---------------
Total assets                                                                                                           39,837,511
                                                                                                                  ---------------

Liabilities

Payables:
   Distributor                                                                                 $        25,025
   Other affiliates                                                                                     14,518             39,543
                                                                                               ---------------
Accrued expenses                                                                                                           31,414
                                                                                                                  ---------------
Total liabilities                                                                                                          70,957
                                                                                                                  ---------------

Net Assets

Net assets                                                                                                        $    39,766,554
                                                                                                                  ===============

Net Assets Consist of

Institutional Shares of beneficial interest, $.01 par value, unlimited number of shares authorized                $        10,019
Investor A Shares of beneficial interest, $.01 par value, unlimited number of shares authorized                             7,727
Investor B Shares of beneficial interest, $.01 par value, unlimited number of shares authorized                             6,320
Investor C Shares of beneficial interest, $.01 par value, unlimited number of shares authorized                            22,626
Paid-in capital in excess of par                                                                                       57,001,486
Undistributed investment income--net                                                                                    1,851,891
Accumulated realized capital losses allocated from the Master LLC--net                                               (22,849,352)
Unrealized appreciation allocated from the Master LLC--net                                                              3,715,837
                                                                                                                  ---------------
Net Assets                                                                                                        $    39,766,554
                                                                                                                  ===============

Net Asset Value

Institutional--Based on net assets of $8,556,854 and 1,001,915 shares of beneficial
interest outstanding                                                                                              $          8.54
                                                                                                                  ===============
Investor A--Based on net assets of $6,585,857 and 772,675 shares of beneficial
interest outstanding                                                                                              $          8.52
                                                                                                                  ===============
Investor B--Based on net assets of $5,384,356 and 631,976 shares of beneficial
interest outstanding                                                                                              $          8.52
                                                                                                                  ===============
Investor C--Based on net assets of $19,239,487 and 2,262,593 shares of beneficial
interest outstanding                                                                                              $          8.50
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007


Statement of Operations                                                                       BlackRock Commodity Strategies Fund

For the Year Ended November 30, 2007
Investment Income

Net investment allocated from the Master LLC:
   Interest                                                                                                       $     2,805,641
   Expenses                                                                                                             (527,548)
                                                                                                                  ---------------
Total income                                                                                                            2,278,093
                                                                                                                  ---------------

Expenses

Administration fees                                                                            $       273,617
Service and distribution fees--Investor C                                                              269,983
Printing and shareholder reports                                                                        69,618
Service and distribution fees--Investor B                                                               65,906
Registration fees                                                                                       55,850
Transfer agent fees--Investor C                                                                         49,849
Professional fees                                                                                       42,683
Transfer agent fees--Institutional                                                                      22,573
Service fees--Investor A                                                                                22,446
Transfer agent fees--Investor A                                                                         14,306
Transfer agent fees--Investor B                                                                         12,079
Other                                                                                                   15,146
                                                                                               ---------------
Total expenses before waiver and reimbursement                                                         914,056
Waiver and reimbursement of expenses                                                                 (354,696)
                                                                                               ---------------
Total expenses after waiver and reimbursement                                                                             559,360
                                                                                                                  ---------------
Investment income--net                                                                                                  1,718,733
                                                                                                                  ---------------

Realized and Unrealized Gain (Loss) Allocated from the Master LLC--Net

Realized loss on investments, financial futures contracts, swaps, options written and
   foreign currency transactions--net                                                                                (13,125,403)
Change in unrealized appreciation/depreciation on investments, financial futures contracts,
   swaps, options written and foreign currency transactions--net                                                        5,380,352
Total realized and unrealized loss--net                                                                               (7,745,051)
                                                                                                                  ---------------
Net Decrease in Net Assets Resulting from Operations                                                              $   (6,026,318)
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007


Statements of Changes in Net Assets                                                           BlackRock Commodity Strategies Fund

                                                                                                       For the Year Ended
                                                                                                          November 30,
Increase (Decrease) in Net Assets:                                                                    2007               2006
Operations

Investment income--net                                                                         $     1,718,733    $     2,004,188
Realized loss--net                                                                                (13,125,403)        (7,484,576)
Change in unrealized appreciation/depreciation--net                                                  5,380,352        (1,542,807)
                                                                                               ---------------    ---------------
Net decrease in net assets resulting from operations                                               (6,026,318)        (7,023,195)
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

Investment income--net:
   Institutional                                                                                     (942,300)        (3,384,545)
   Investor A                                                                                        (682,175)        (1,944,127)
   Investor B                                                                                        (349,736)        (1,680,740)
   Investor C                                                                                      (1,525,798)        (6,489,922)
Realized gain--net:
   Institutional                                                                                            --           (14,322)
   Investor A                                                                                               --            (8,348)
   Investor B                                                                                               --            (7,565)
   Investor C                                                                                               --           (29,112)
                                                                                               ---------------    ---------------
Net decrease in net assets resulting from dividends and distributions to shareholders              (3,500,009)       (13,558,681)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

Net increase (decrease) in net assets derived from beneficial interest transactions               (27,259,677)          6,640,243
                                                                                               ---------------    ---------------

Redemption Fee

Redemption fee                                                                                              14                 --
                                                                                               ---------------    ---------------

Net Assets

Total decrease in net assets                                                                      (36,785,990)       (13,941,633)
Beginning of year                                                                                   76,552,544         90,494,177
                                                                                               ---------------    ---------------
End of year*                                                                                   $    39,766,554    $    76,552,544
                                                                                               ===============    ===============
   * Undistributed investment income--net                                                      $     1,851,891    $     3,236,898
                                                                                               ===============    ===============

     See Notes to Financial Statements.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007


Financial Highlights                                                                          BlackRock Commodity Strategies Fund

                                         Institutional                                              Investor A

The following per share
data and ratios have                                       For the Period                                        For the Period
been derived from                                            March 26,                                             March 26,
information provided                 For the Year            2004++ to                    For the Year             2004++ to
in the financial                   Ended November 30,       November 30,                Ended November 30,        November 30,
statements.                 2007          2006       2005       2004               2007        2006        2005       2004
Per Share Operating Performance

Net asset value,
beginning of period      $      9.82  $    12.38   $    11.58    $    10.00    $      9.79   $    12.35   $    11.57   $    10.00
                         --------------------------------------------------    --------------------------------------------------
Investment income--net       .33++++     .31++++          .22           .02        .31++++      .28++++          .18          .01
Realized and
unrealized gain
(loss)--net              (1.05)+++++       (.97)          .66          1.56    (1.05)+++++        (.97)          .67         1.56
                         --------------------------------------------------    --------------------------------------------------
Total from investment
operations                     (.72)       (.66)          .88          1.58          (.74)        (.69)          .85         1.57
                         --------------------------------------------------    --------------------------------------------------
Less dividends and
distributions:
  Investment income--net       (.56)      (1.89)        (.08)            --          (.53)       (1.86)        (.07)           --
  Realized gain--net              --       (.01)           --            --             --        (.01)           --           --
                         --------------------------------------------------    --------------------------------------------------
Total dividends and
distributions                  (.56)      (1.90)        (.08)            --          (.53)       (1.87)        (.07)           --
                         --------------------------------------------------    --------------------------------------------------
Net asset value,
end of period            $      8.54  $     9.82   $    12.38    $    11.58    $      8.52   $     9.79   $    12.35   $    11.57
                         ==================================================    ==================================================

Total Investment Return**

Based on net asset
value per share              (7.46%)     (6.52%)        7.70%     15.80%+++        (7.69%)      (6.77%)        7.39%    15.70%+++
                         ==================================================    ==================================================

Ratios to Average Net Assets***

Expenses, net of
waiver and
reimbursement                  1.33%       1.32%        1.32%        1.27%*          1.57%        1.57%        1.57%       1.42%*
                         ==================================================    ==================================================
Expenses                       1.98%       1.80%        2.12%        2.36%*          2.21%        2.04%        2.37%       2.61%*
                         ==================================================    ==================================================
Investment income--net         3.81%       2.86%        1.79%         .35%*          3.55%        2.62%        1.51%        .19%*
                         ==================================================    ==================================================

Supplemental Data

Net assets, end of
period (in thousands)    $     8,557  $   17,666   $   21,808    $   13,643    $     6,586   $   12,995   $   12,860   $   10,867
                         ==================================================    ==================================================
Portfolio turnover
of the Master LLC               346%         67%          50%           19%           346%          67%          50%          19%
                         ==================================================    ==================================================

        * Annualized.

       ** Total investment returns exclude the effects of any sales charges.

      *** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income--net.

       ++ Commencement of operations.

     ++++ Based on average shares outstanding.

      +++ Aggregate total investment return.

    +++++ Includes a redemption fee, which is less than $.01 per share.

          See Notes to Financial Statements.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007


Financial Highlights (concluded)                                                              BlackRock Commodity Strategies Fund

                                           Investor B                                               Investor C

The following per share
data and ratios have                                       For the Period                                        For the Period
been derived from                                            March 26,                                             March 26,
information provided                 For the Year            2004++ to                    For the Year             2004++ to
in the financial                   Ended November 30,       November 30,                Ended November 30,        November 30,
statements.                 2007          2006       2005       2004               2007        2006        2005       2004
Per Share Operating Performance
Net asset value,
beginning of period      $      9.74  $    12.29   $    11.55    $    10.00    $      9.73   $    12.29   $    11.55   $    10.00
                         --------------------------------------------------    --------------------------------------------------
Investment income
(loss)--net                  .24++++     .20++++          .09      --++++++        .24++++      .20++++          .09     --++++++
Realized and
unrealized gain
(loss)--net              (1.05)+++++       (.96)          .67          1.55    (1.05)+++++        (.97)          .68         1.55
                         --------------------------------------------------    --------------------------------------------------
Total from investment
operations                     (.81)       (.76)          .76          1.55          (.81)        (.77)          .77         1.55
                         --------------------------------------------------    --------------------------------------------------
Less dividends and
distributions:
  Investment income--net       (.41)      (1.78)        (.02)            --          (.42)       (1.78)        (.03)           --
  Realized gain--net              --       (.01)           --            --             --        (.01)           --           --
                         --------------------------------------------------    --------------------------------------------------
Total dividends and
distributions                  (.41)      (1.79)        (.02)            --          (.42)       (1.79)        (.03)           --
                         --------------------------------------------------    --------------------------------------------------
Net asset value,
end of period            $      8.52  $     9.74   $    12.29    $    11.55    $      8.50   $     9.73   $    12.29   $    11.55
                         ==================================================    ==================================================

Total Investment Return**

Based on net asset
value per share              (8.39%)     (7.46%)        6.63%     15.50%+++        (8.44%)      (7.50%)        6.67%    15.50%+++
                         ==================================================    ==================================================

Ratios to Average Net Assets***

Expenses, net of
waiver and
reimbursement                  2.33%       2.34%        2.34%        1.65%*          2.34%        2.34%        2.34%       1.67%*
                         ==================================================    ==================================================
Expenses                       2.99%       2.83%        3.14%        3.37%*          2.99%        2.82%        3.14%       3.37%*
                         ==================================================    ==================================================
Investment income
(loss)--net                    2.78%       1.83%         .73%       (.03%)*          2.79%        1.83%         .75%      (.03%)*
                         ==================================================    ==================================================

Supplemental Data

Net assets, end of
period (in thousands)    $     5,384  $    8,660   $   11,534    $   10,663    $    19,239   $   37,232   $   44,292   $   34,403
                         ==================================================    ==================================================
Portfolio turnover
of the Master LLC               346%         67%          50%           19%           346%          67%          50%          19%
                         ==================================================    ==================================================

        * Annualized.

       ** Total investment returns exclude the effects of sales charges.

      *** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income (loss)--net.

       ++ Commencement of operations.

     ++++ Based on average shares outstanding.

   ++++++ Amount is less than $(.01) per share.

      +++ Aggregate total investment return.

    +++++ Includes a redemption fee, which is less than $.01 per share.

          See Notes to Financial Statements.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Notes to Financial Statements               BlackRock Commodity Strategies Fund


1. Significant Accounting Policies:

Effective March 29, 2007, BlackRock Real Investment Fund was renamed BlackRock Commodity Strategies Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Commodity Strategies LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Master LLC owned by the Fund at November 30, 2007 was 92.7%. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1(a) of the Master LLC's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Master LLC's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Master LLC are accounted for on a trade-date basis.

(g) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assesed.

In addition, in February 2007, Statement of Financial Accounting Standards
No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assesed.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Notes to Financial Statements (continued)   BlackRock Commodity Strategies Fund


(h) Reclassification--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $396,269 has been reclassified between accumulated net realized capital losses and undistributed net investment income as a result of permanent differences attributable to the characterization of realized gains on certain debt instruments, swap agreements, and accounting for paydowns. This reclassification has no effect on net assets or net asset values per share.


2. Transactions with Affiliates:

The Fund has entered into an Administrative Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund pays a monthly fee at an annual rate of .50% of the Fund's average net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. The Fund has entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

In addition, the Administrator has agreed to voluntarily waive the administration fees and/or reimburse expenses in order to cap total expenses (excluding distribution fees and/or shareholder servicing fees) at 1.33%. For the year ended November 30, 2007, the Administrator earned fees of $273,617, all of which was waived. In addition, the Administrator reimbursed the Fund $81,079 in additional operating expenses.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                         Service       Distribution
                                             Fee                Fee

Investor A                                  .25%                 --
Investor B                                  .25%               .75%
Investor C                                  .25%               .75%


Pursuant to sub-agreements with each Distributor, broker dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributors and each broker dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B and Investor C shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealers for providing distribution-related services to Investor B and Investor C shareholders.

For the year ended November 30, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $13,352.

For the year ended November 30, 2007, affiliates received contingent deferred sales charges of $29,560 and $17,341 relating to transactions in Investor B and Investor C Shares, respectively.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of fund shares. During the year ended November 30, 2007, the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred in running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.


                                                        Call Center
                                                               Fees

Institutional                                           $       108
Investor A                                              $       291
Investor B                                              $       110
Investor C                                              $       337


PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions were $(27,259,677) and $6,640,243 for the years ended November 30, 2007 and November 30, 2006, respectively.

Transactions in beneficial interest for each class were as follows:



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007


Notes to Financial Statements (continued)   BlackRock Commodity Strategies Fund


                                                                  For the Year Ended               For the Year Ended
                                                                  November 30, 2007                November 30, 2006
                                                                   Shares           Amount          Shares           Amount
Institutional Shares

Shares sold                                                       566,172    $   4,810,390       1,150,740    $  12,392,997
Shares issued to shareholders in reinvestment of dividends
  and distributions                                                88,584          769,824         226,083        2,403,265
                                                            ------------------------------   ------------------------------
Total issued                                                      654,756        5,580,214       1,376,823       14,796,262
Shares redeemed                                               (1,452,585)     (12,322,167)     (1,338,472)     (14,155,346)
                                                            ------------------------------   ------------------------------
Net increase (decrease)                                         (797,829)    $ (6,741,953)          38,351    $     640,916
                                                            ==============================   ==============================



Investor A Shares

Shares sold and automatic conversion of shares                    178,737    $   1,536,390         645,917    $   6,856,245
Shares issued to shareholders in reinvestment of dividends
  and distributions                                                69,168          601,150         158,581        1,684,129
                                                            ------------------------------   ------------------------------
Total issued                                                      247,905        2,137,540         804,498        8,540,374
Shares redeemed                                                 (802,734)      (6,873,449)       (517,953)      (5,324,468)
                                                            ------------------------------   ------------------------------
Net increase (decrease)                                         (554,829)    $ (4,735,909)         286,545    $   3,215,906
                                                            ==============================   ==============================



Investor B Shares

Shares sold                                                        38,506    $     321,349         167,012    $   1,857,565
Shares issued to shareholders in reinvestment of dividends
  and distributions                                                34,218          299,433         132,292        1,407,587
                                                            ------------------------------   ------------------------------
Shares issued                                                      72,724          620,782         299,304        3,265,152
Shares redeemed and automatic conversion of shares              (330,173)      (2,875,347)       (348,188)      (3,580,479)
                                                            ------------------------------   ------------------------------
Net decrease                                                    (257,449)    $ (2,254,565)        (48,884)    $   (315,327)
                                                            ==============================   ==============================



Investor C Shares

Shares sold                                                       522,014    $   4,395,055       1,519,631    $  16,472,768
Shares issued to shareholders in reinvestment of dividends        156,911        1,371,467         530,170        5,635,707
                                                            ------------------------------   ------------------------------
Total issued                                                      678,925        5,766,522       2,049,801       22,108,475
Shares redeemed                                               (2,244,752)     (19,293,772)     (1,826,184)     (19,009,727)
                                                            ------------------------------   ------------------------------
Net increase (decrease)                                       (1,565,827)    $(13,527,250)         223,617    $   3,098,748
                                                            ==============================   ==============================


The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Notes to Financial Statements (concluded)   BlackRock Commodity Strategies Fund



4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended November 30, 2007 and November 30, 2006 was as follows:


                                          11/30/2007         11/30/2006

Distributions paid from:
   Ordinary income                   $     3,500,009    $    13,499,334
   Net long-term capital gains                    --             59,347
                                     ---------------    ---------------
Total distributions                  $     3,500,009    $    13,558,681
                                     ===============    ===============


As of November 30, 2007, the components of accumulated losses on a tax basis were as follows:


Undistributed ordinary income - net                     $     1,851,444
Undistributed long-term capital gains - net                          --
                                                        ---------------
Total undistributed earnings - net                            1,851,444
Capital loss carryforward                                 (22,212,704)*
Unrealized gains - net                                      3,079,636**
                                                        ---------------
Total accumulated losses - net                          $  (17,281,624)
                                                        ===============


 * On November 30, 2007, the Fund had a net capital loss carryforward of $22,212,704, of which $9,401,925 expires in 2014 and $12,810,779 expires in 2015. This amount will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the deferral of post-October capital losses for tax purposes, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts and other book/tax temporary differences.


5. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.539510 per Institutional Share, $.514973 per Investor A Share, $.438212 per Investor B Share and $.423204 per Investor C Share on December 21, 2007 to shareholders of record on December 20, 2007.



Report of Independent Registered Public Accounting Firm
                                            BlackRock Commodity Strategies Fund



To the Shareholders and Board of Directors of BlackRock Commodity Strategies Fund:

We have audited the accompanying statement of assets and liabilities, of BlackRock Commodity Strategies Fund (formerly BlackRock Real Investment Fund) (the "Fund") as of November 30, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended November 30, 2005 and for the period March 26, 2004 (commencement of operations) to November 30, 2004, were audited by other auditors whose report, dated January 18, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Commodity Strategies Fund as of November 30, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
January 28, 2008



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Proxy Results


During the six-month period ended November 30, 2007, the shareholders* of BlackRock Commodity Strategies Fund voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                                    Shares Voted        Shares Withheld
                                                                                        For               From Voting
To elect the Fund's Board of Directors:      James H. Bodurtha                       5,939,214              163,118
                                             Bruce R. Bond                           5,939,214              163,118
                                             Donald W. Burton                        5,938,159              164,173
                                             Richard S. Davis                        5,939,214              163,118
                                             Stuart E. Eizenstat                     5,939,386              162,946
                                             Laurence D. Fink                        5,940,441              161,891
                                             Kenneth A. Froot                        5,939,214              163,118
                                             Henry Gabbay                            5,939,214              163,118
                                             Robert M. Hernandez                     5,939,214              163,118
                                             John F. O'Brien                         5,938,159              164,173
                                             Roberta Cooper Ramo                     5,939,214              163,118
                                             Jean Margo Reid                         5,939,214              163,118
                                             David H. Walsh                          5,939,214              163,118
                                             Fred G. Weiss                           5,939,386              162,946
                                             Richard R. West                         5,938,159              164,173

 * As feeder fund of Master Commodity Strategies LLC, the shareholders of BlackRock Commodity Strategies Fund also voted to elect the above-named individuals as Directors of Master Commodity Strategies LLC.



Portfolio Summary                               Master Commodity Strategies LLC


As of November 30, 2007


                                                              Percent of
                                                              Long-Term
Asset Mix                                                    Investments

Corporate Bonds                                                  28.9%
Non-Government Agency Mortgage-Backed
  Securities--Collateralized Mortgage
  Obligations                                                    25.9
Structured Notes                                                 24.1
Non-Government Agency Mortgage-Backed
  Securities--Commercial Mortgage-
  Backed Securities                                               6.2
Government Agency Mortgage-Backed
  Securities                                                      6.1
Government Agency Mortgage-Backed
  Securities--Collateralized Mortgage
  Obligations                                                     5.5
Asset-Backed Securities                                           2.8
Capital Trusts                                                    0.2
Other*                                                            0.3

 * Includes portfolio holdings in options purchased.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007


Schedule of Investments as of November 30, 2007                                                   Master Commodity Strategies LLC

                                       Face
                                     Amount   Asset-Backed Securities++                                                  Value
                              USD   294,971   Amortizing Residential Collateral Trust Series 2002-BC3 Class M2,
                                              5.889% due 6/25/2032 (a)                                              $     147,485
                                    194,643   Countrywide Asset Backed Certificates Series 2003-2 Class M1,
                                              5.489% due 6/26/2033 (a)                                                    165,446
                                     34,992   GSAA Home Equity Trust Series 2006-8N Class N1, 6% due 10/26/2036 (e)        10,498
                                    500,000   Residential Asset Mortgage Products, Inc. Series 2004-RZ4
                                              Class M3, 5.689% due 12/25/2034 (a)                                         441,138
                                     28,180   Wachovia Asset Securitization, Inc. Series 2003-HE1 Class A1,
                                              5.079% due 3/25/2033 (a)                                                     27,706
                                    459,000   Wells Fargo Home Equity Trust Series 2004-2 Class M5, 6.039%
                                              due 11/25/2033 (a)                                                          414,431

                                              Total Asset-Backed Securities (Cost--$1,514,105)--2.8%                    1,206,704



Industry                                      Corporate Bonds
Capital Markets--0.9%                         Morgan Stanley:
                                    200,000      5.625% due 1/09/2012                                                     203,188
                                    175,000      6.25% due 8/28/2017                                                      177,951
                                                                                                                    -------------
                                                                                                                          381,139

Commercial Banks--23.9%             325,000   Glitnir Banki HF, 5.44% due 4/20/2010 (a)(e)                                317,745
                                  8,000,000   Natixis Financial Products, Inc., 5.299% due 9/22/2008 (a)(e)             9,921,440
                                                                                                                    -------------
                                                                                                                       10,239,185

Commercial Services &                50,000   West Corp., 9.50% due 10/15/2014                                             49,250
Supplies - 0.1%

Diversified Financial               115,000   Citigroup, Inc., 5.30% due 10/17/2012                                       116,577
Services--0.5%                      100,000   Ford Motor Credit Co. LLC, 7.80% due 6/01/2012                               89,119
                                                                                                                    -------------
                                                                                                                          205,696

Diversified Telecommunication        50,000   Citizens Communications Co., 6.25% due 1/15/2013                             48,313
Services--0.5%                       50,000   Qwest Communications International, Inc., 7.50% due 2/15/2014                49,625
                                    145,000   Qwest Corp., 6.50% due 6/01/2017 (e)                                        138,113
                                                                                                                    -------------
                                                                                                                          236,051

Electronic Equipment &               75,000   NXP BV, 7.993% due 10/15/2013 (a)                                            70,875
Instruments--0.2%

Food & Staples Retailing--0.4%      190,000   CVS/Caremark Corp., 5.921% due 6/01/2010 (a)                                186,971

Hotels, Restaurants &                75,000   MGM Mirage, 5.875% due 2/27/2014                                             67,969
Leisure--0.2%

Media--0.7%                         300,000   Time Warner Cable, Inc., 5.40% due 7/02/2012                                301,856

Metals & Mining--0.2%                95,000   Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017                  102,600

Oil, Gas & Consumable Fuels--0.2%    55,000   Peabody Energy Corp., 7.375% due 11/01/2016                                  56,375
                                     40,000   Petrobras International Finance Co., 5.875% due 3/01/2018                    40,900
                                                                                                                    -------------
                                                                                                                           97,275

                                              Total Corporate Bonds (Cost--$10,053,157)--27.8%                         11,938,867



                                              Structured Notes
Diversified Financial             8,000,000   AIG-FP Private Funding (Cayman) Limited (AIG Commodity Relative
Services--24.4%                               Strength Index Total Return (SM) Linked Notes), 5.343% due
                                              5/12/2008 (f)                                                            10,455,012

                                              Total Structured Notes (Cost--$8,000,000)--24.4%                         10,455,012



                                              Government Agency Mortgage-Backed Securities++
                                  2,571,653   Fannie Mae Guaranteed Pass-Through Certificates, 6.50% due
                                              3/01/2037 - 12/15/2037 (b)                                                2,645,259

                                              Total Government Agency Mortgage-Backed Securities
                                              (Cost--$2,621,978)--6.2%                                                  2,645,259



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007


Schedule of Investments (continued)                                                               Master Commodity Strategies LLC

                                       Face
                                     Amount   Government Agency Mortgage-Backed Securities++                             Value
Collateralized Mortgage                       Fannie Mae Trust (c):
Obligations--5.5%            USD  2,101,712      Series 360 Class 2, 5% due 8/01/2035                               $     513,179
                                    731,385      Series 377 Class 2, 5% due 10/01/2036                                    182,051
                                    489,443      Series 2007-79 Class QC, .148% due 4/17/2037 (a)                           3,118
                                    646,003      Series 2007-88 Class SA, .283% due 8/25/2035 (a)                           4,406
                                              Freddie Mac Multiclass Certificates (a)(c):
                                  4,700,901      Series 3295 Class SA, 0.78% due 3/15/2037                                254,489
                                  3,514,575      Series 3303 Class SE, 0.76% due 4/15/2037                                179,797
                                              Ginnie Mae Trust (a)(c):
                                  9,514,631      Series 2005-9 Class IO, 0.778% due 1/16/2045                             442,891
                                  7,802,431      Series 2005-76 Class IO, 0.882% due 9/16/2045                            400,755
                                  7,769,255      Series 2005-90 Class IO, 0.912% due 11/16/2045                           376,942
                                  1,270,999      Series 2006-61 Class SA, .791% due 11/20/2036                             21,414

                                              Total Government Agency Mortgage-Backed Securities--
                                              Collateralized Mortgage Obligations (Cost--$2,196,682)--5.5%              2,379,042



                                              Non-Government Agency Mortgage-Backed Securities++
Collateralized Mortgage             810,858   ABN AMRO Mortgage Corp. Series 2003-2 Class 2A1, 5.289%
Obligations--26.2%                            due 3/25/2018 (a)                                                           809,926
                                              Banc of America Mortgage Securities Inc.:
                                    979,688      Series 2004-C Class 2A1, 3.705% due 4/25/2034 (a)                        963,792
                                    492,364      Series 2007-3 Class 1A1, 6% due 9/25/2037                                494,210
                                    506,483   Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4,
                                              5.189% due 3/25/2034 (a)                                                    499,667
                                              Countrywide Home Loan Mortgage Pass-Through Trust (a):
                                    480,584      Series 2004-J2 Class A2, 5.289% due 3/25/2034                            477,455
                                  1,062,721      Series 2004-J7 Class 1A1, 5.239% due 8/25/2034                         1,057,675
                                    480,711   First Horizon Asset Securities, Inc. Series 2003-4 Class 2A2,
                                              5.239% due 6/25/2018 (a)                                                    478,443
                                    466,796   GSR Mortgage Loan Trust Series 2005-AR5 Class 2A3, 5.166% due
                                              10/25/2035 (a)                                                              466,313
                                    506,779   Homebanc Mortgage Trust Series 2005-4 Class A1, 5.059% due
                                              10/25/2035 (a)                                                              495,438
                                              Residential Accredit Loans, Inc. (a):
                                  1,764,803      Series 2004-QS8 Class A4, 5.183% due 6/25/2034                         1,735,554
                                    582,593      Series 2006-QA9 Class A1, 4.969% due 11/25/2036                          553,195
                                              Residential Funding Mortgage Securities I Series 2003-S14 (a):
                                  1,856,987      Class A5, 5.189% due 7/25/2018                                         1,847,899
                                  1,009,737      Class A6, 5.189% due 7/25/2018                                         1,002,017
                                    400,000   WaMu Mortgage Pass-Through Certificates Series 2005-AR13
                                              Class A1C3, 5.279% due 10/25/2045 (a)                                       386,381

                                              Total Non-Government Agency Mortgage-Backed Securities--
                                              Collateralized Mortgage Obligations (Cost--$11,766,267)--26.2%           11,267,965

Commercial Mortgage-Backed                    Credit Suisse Mortgage Capital Certificates (a):
Securities--6.3%                    390,000      Series 2007-C2 Class A3, 5.542% due 1/15/2049                            390,481
                                    400,000      Series 2007-C3 Class A4, 5.723% due 6/15/2039                            407,522
                                    550,000   GMAC Commercial Mortgage Securities, Inc. Series 2001-C1
                                                Class B, 6.67% due 4/15/2034 (a)(h)                                       578,272
                                    425,000   JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                                2006-LDP8 Class A4, 5.399% due 5/15/2045                                  423,299
                                    420,000   LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.43%
                                                due 2/15/2040                                                             417,811
                                    465,000   Merrill Lynch/Countrywide Commercial Mortgage Trust Series
                                                2006-1 Class A4, 5.621% due 2/12/2039 (a)(d)                              468,137

                                              Total Non-Government Agency Mortgage-Backed Securities--
                                              Commercial Mortgage-Backed Securities (Cost--$2,270,442)--6.3%            2,685,522



Industry                                      Capital Trusts
Capital Markets--1.7%               160,000   Credit Suisse Guernsey Ltd. Series 1, 5.559% (a)(i)                         156,477
                                    330,000   Goldman Sachs Capital III Series F, 5.894% (a)(i)                           277,787
                                    230,000   Lehman Brothers Holdings Capital Trust V, 5.911% (a)(h)(i)                  195,795
                                    125,000   State Street Capital Trust IV, 6.694% due 6/01/2067 (a)                      99,218

                                              Total Capital Trusts (Cost--$845,419)--1.7%                                 729,277



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007


Schedule of Investments (continued)                                                               Master Commodity Strategies LLC

                                  Number of
                                  Contracts   Options Purchased                                                          Value
Call Options Purchased                1++++   Receive a fixed rate of 5.56% and pay a floating rate based on
                                              3-month USD LIBOR, expiring November 2012, Broker Deutsche
                                              Bank AG (g)                                                           $      66,804

Put Options Purchased                18       Euro dollar futures, expiring December 2007 at $94.625, Broker
                                              CitiGroup Global Markets, Inc.                                                  225
                                     18       Euro dollar futures, expiring December 2007 at $94.875, Broker
                                              CitiGroup Global Markets, Inc.                                                  787
                                      1++++   Pay a fixed rate of 5.56% and receive a floating rate based on
                                              3-month USD LIBOR, expiring November 2012, Broker Deutsche
                                              Bank AG (g)                                                                  47,795
                                                                                                                    -------------
                                                                                                                           48,807

                                              Total Options Purchased (Premiums Paid--$112,963)--0.3%                     115,611

                                              Total Investments Before Options Written
                                              (Cost--$39,381,013*)--101.2%                                             43,423,259



                                              Options Written
Call Options Written                  1++++   Pay a fixed rate of 4.96% and receive a floating rate based on
                                              3-month LIBOR, expiring May 2008, Broker Deutsche Bank AG (g)              (48,052)

Put Options Written                  36       European dollar futures, expiring December 2007 at $94.75, Broker
                                              CitiGroup Global Markets, Inc.                                                (675)
                                      1++++   Receive a fixed rate of 5.46% and pay a floating rate based on
                                              3-month LIBOR, expiring May 2008, Broker Deutsche Bank AG (g)               (3,848)
                                                                                                                    -------------
                                                                                                                          (4,523)

                                              Total Options Written (Premiums Received--$33,765)--(0.1%)                 (52,575)

                                 Total Investments, Net of Options Written (Cost--$39,347,248)--101.1%                 43,370,684
                                 Liabilities in Excess of Other Assets--(1.1%)                                          (448,488)
                                                                                                                    -------------
                                 Net Assets - 100.0%                                                                $  42,922,196
                                                                                                                    =============


++ Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

++++ One contract represents a notional amount of $1,000,000.

* The cost and unrealized appreciation (depreciation) of investments, as of November 30, 2007, as computed for federal income tax purposes, were as follows:

     Aggregate cost                                  $   39,381,013
                                                     ==============
     Gross unrealized appreciation                   $    4,660,249
     Gross unrealized depreciation                        (618,003)
                                                     --------------
     Net unrealized appreciation                     $    4,042,246
                                                     ==============


(a)  Floating rate security.

(b) All or a portion of security held as collateral in connection with reverse repurchase agreements. Reverse repurchase agreements outstanding as of November 30, 2007 were as follows:

                                                          Net
     Counter-     Interest    Trade        Maturity     Closing        Face
     party          Rate       Date          Date        Amount       Amount

     Lehman
     Brothers,
     Inc.          4.75%    11/30/2007    12/03/2007    $295,117     $295,000


(c) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(d)  Investments in companies considered to be an affiliate of the Master
     LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                          Purchase        Sales       Realized      Interest
     Affiliate              Cost           Cost         Gain         Income

     BlackRock
     Liquidity Series,
     LLC Cash
     Sweep Series            --        $2,226,213*       --         $55,810

     Merrill Lynch/
     Countrywide
     Commercial
     Mortgage Trust
     Series 2006-1
     Class A4,
     5.621% due
     2/12/2039            $467,903          --           --         $16,479

       * Represents net sales cost.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) Represents a "structured note", the interest rate shown reflects the effective yield at the time of purchase.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Schedule of Investments (concluded)             Master Commodity Strategies LLC


(g) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

(h) All or a portion of security held as collateral in connection with open financial futures contracts.

(i)  The security is a perpetual bond and has no definite maturity date.

o For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

o Forward foreign exchange contracts as of November 30, 2007 were as follows:

     Foreign
     Currency                           Settlement                 Unrealized
     Purchased                             Date                   Depreciation

     AUD   20,000                      January 2008                $     (147)
     SEK  120,000                      January 2008                      (362)
                                                                   -----------
     Total Unrealized Depreciation on Forward
     Foreign Exchange Contracts--Net
     (USD Commitment--$36,923)                                     $     (509)
                                                                   ===========


o Financial futures contracts sold as of November 30, 2007 were as follows:

                                                                  Unrealized
     Number of                    Expiration        Face         Appreciation
     Contracts     Issue             Date          Value        (Depreciation)

        7       Euro Dollar       December        $1,660,040      $    (5,172)
                  Futures            2007
       31       5-Year U.S.       December        $3,391,588          (30,037)
               Treasury Bond         2007
        7       Euro Dollar         March         $1,662,540          (14,485)
                  Futures            2008
        4       2-Year U.S.         March         $  840,205             (232)
               Treasury Bond         2008
       21       10-Year U.S.        March         $2,377,625               359
               Treasury Bond         2008
        5       Euro Dollar         June          $1,188,997          (14,378)
                  Futures            2008
        5       Euro Dollar       September       $1,189,647          (16,541)
                  Futures            2008
        5       Euro Dollar        December       $1,189,759          (17,303)
                  Futures            2008
        5       Euro Dollar         March         $1,189,747          (17,003)
                  Futures            2009
        4       Euro Dollar         June          $  951,412          (12,888)
                  Futures            2009
        4       Euro Dollar       September       $  951,037          (11,913)
                  Futures            2009
        4       Euro Dollar       December        $  950,562          (10,937)
                  Futures            2009
        4       Euro Dollar         March         $  950,212           (9,988)
                  Futures            2010
                                                                  ------------
     Total Unrealized Depreciation--Net                           $  (160,518)
                                                                  ============


o    Swaps outstanding as of November 30, 2007 were as follows:

                                                                Unrealized
                                                 Notional      Appreciation
                                                  Amount      (Depreciation)
     Receive a fixed rate of 5.39%
     and pay a floating rate based on
     3-month USD LIBOR

     Broker, Deustche Bank AG
     Expires July 2009                        USD  3,905,000       $   84,798

     Receive a fixed rate of 4.4325%
     and pay a floating rate based on
     3-month STIBOR

     Broker, Deustche Bank AG
     Expires August 2009                      SEK 19,920,000          (7,542)

     Receive a fixed rate of 4.25625%
     and pay a floating rate based on
     3-month USD LIBOR

     Broker, Credit Suisse First Boston
     Expires November 2009                    USD  2,977,000           19,783

     Pay a fixed rate of 3.965%
     and receive a floating based on
     3-month USD LIBOR

     Broker, Deustche Bank AG
     Expires December 2009                    USD  3,680,000          (2,366)

     Sold credit default protection on
     Fannie Mae and receive 0.18%

     Broker, Lehman Brothers Inc.
     Expires March 2010                       USD  1,000,000          (1,840)

     Sold credit default protection on
     Freddie Mac and receive 0.15%

     Broker, Lehman Brothers Inc.
     Expires June 2010                        USD  4,000,000         (61,960)

     Sold credit default protection on
     Fannie Mae and receive 0.48%

     Broker, Deustche Bank AG
     Expires June 2010                        USD  2,000,000          (2,886)

     Receive a fixed rate of 5.036%
     and pay a floating rate based
     on 3-month LIBOR

     Broker, Citibank NA
     Expires November 2010                    USD  4,000,000          121,454

     Receive a fixed rate of 7.1192%
     and pay a floating rate based
     6-month AUD Bank Bill Rate

     Broker, Deustche Bank AG
     Expires October 2012                     AUD  1,520,000         (10,934)
                                                                   ----------
     Total                                                         $  138,507
                                                                   ==========


o    Currency Abbreviations:
     AUD   Australian Dollar
     SEK   Swedish Krona
     USD   U.S. Dollar

     See Notes to Financial Statements.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007


Statement of Assets and Liabilities                                                               Master Commodity Strategies LLC

As of November 30, 2007
Assets

Investments in unaffiliated securities, at value (identified cost--$38,800,147)                                   $    42,839,511
Investments in affiliated securities, at value (identified cost--$467,903)                                                468,137
Options purchased, at value (premiums paid--$112,963)                                                                     115,611
Unrealized appreciation on swaps                                                                                          226,035
Receivables:
    Securities sold                                                                            $     2,087,799
    Interest                                                                                           491,093
    Contributions                                                                                      125,698
    Swaps                                                                                               91,706
    Principal paydowns                                                                                  23,355
    Variation margin                                                                                       626          2,820,277
                                                                                               ---------------
Prepaid expenses                                                                                                            1,718
                                                                                                                  ---------------
Total assets                                                                                                           46,471,289
                                                                                                                  ---------------

Liabilities

Options written, at value (premiums received--$33,765)                                                                     52,575
Reverse repurchase agreements                                                                                             295,000
Bank overdraft                                                                                                            305,989
Unrealized depreciation on swaps                                                                                           87,528
Unrealized depreciation on forward foreign exchange contracts                                                                 509
Payables:
    Securities purchased                                                                             2,026,790
    Withdrawals                                                                                        612,317
    Swaps                                                                                               92,915
    Investment adviser                                                                                  20,628
    Other affiliates                                                                                       410          2,753,060
                                                                                               ---------------
Accrued expenses and other liabilities                                                                                     54,432
                                                                                                                  ---------------
Total liabilities                                                                                                       3,549,093
                                                                                                                  ---------------

Net Assets

Net assets                                                                                                        $    42,922,196
                                                                                                                  ===============

Net Assets Consist of

Investors' capital                                                                                                $    38,921,280
Unrealized appreciation--net                                                                                            4,000,916
                                                                                                                  ---------------
Net Assets                                                                                                        $    42,922,196
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007


Statement of Operations                                                                           Master Commodity Strategies LLC

For the Year Ended November 30, 2007
Investment Income

Interest (including $72,289 from affiliates)                                                                      $     3,164,086
                                                                                                                  ---------------

Expenses

Investment advisory fees                                                                       $       309,199
Accounting services                                                                                    113,384
Professional fees                                                                                       97,687
Custodian fees                                                                                          25,455
Pricing fees                                                                                            14,836
Directors' fees and expenses                                                                            12,492
Printing and shareholder reports                                                                         2,165
Interest expense                                                                                           590
Other                                                                                                   15,141
                                                                                               ---------------
Total expenses                                                                                                            590,949
                                                                                                                  ---------------
Investment income--net                                                                                                  2,573,137
                                                                                                                  ---------------

Realized & Unrealized Gain (Loss)--Net

Realized gain (loss) on:
    Investments--net                                                                              (13,880,967)
    Financial futures contracts and swaps--net                                                     (1,057,280)
    Options written--net                                                                                75,051
    Foreign currency transactions--net                                                                     242       (14,862,954)
                                                                                               ---------------
Change in unrealized appreciation/depreciation on:
    Investments--net                                                                                 6,054,430
    Financial futures contracts and swaps--net                                                         (7,009)
    Options written--net                                                                               (9,897)
    Foreign currency transactions--net                                                                   (509)          6,037,015
                                                                                               ---------------    ---------------
Total realized and unrealized loss--net                                                                               (8,825,939)
                                                                                                                  ---------------
Net Decrease in Net Assets Resulting from Operations                                                              $   (6,252,802)
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007


Statements of Changes in Net Assets                                                               Master Commodity Strategies LLC

                                                                                                       For the Year Ended
                                                                                                          November 30,
Increase (Decrease) in Net Assets:                                                                    2007               2006
Operations

Investment income--net                                                                         $     2,573,137    $     3,797,876
Realized loss--net                                                                                (14,862,954)        (9,061,179)
Change in unrealized appreciation/depreciation--net                                                  6,037,015        (1,760,576)
                                                                                               ---------------    ---------------
Net decrease in net assets resulting from operations                                               (6,252,802)        (7,023,879)
                                                                                               ---------------    ---------------

Capital Transactions

Proceeds from contributions                                                                         11,859,424         49,004,105
Fair value of withdrawals                                                                         (52,285,904)       (58,535,826)
                                                                                               ---------------    ---------------
Net decrease in net assets derived from capital transactions                                      (40,426,480)        (9,531,721)
                                                                                               ---------------    ---------------

Net Assets

Total decrease in net assets                                                                      (46,679,282)       (16,555,600)
Beginning of year                                                                                   89,601,478        106,157,078
                                                                                               ---------------    ---------------
End of year                                                                                    $    42,922,196    $    89,601,478
                                                                                               ===============    ===============

See Notes to Financial Statements.



Financial Highlights                                                                              Master Commodity Strategies LLC

                                                                                                                 For the Period
                                                                                 For the Year Ended             March 26, 2004++
The following ratios have been derived from                                         November 30,                to November 30,
information provided in the financial statements.                        2007           2006           2005           2004
Total Investment Return

Total investment return                                                  (7.09%)        (5.92%)            8.26%         16.20%**
                                                                     ===========    ===========      ===========      ===========

Ratios to Average Net Assets

Expenses, net of waiver and excluding interest expense                      .95%           .70%             .73%            .68%*
                                                                     ===========    ===========      ===========      ===========
Expenses, net of waiver                                                     .96%           .70%             .73%            .68%*
                                                                     ===========    ===========      ===========      ===========
Expenses                                                                    .96%           .70%             .73%            .73%*
                                                                     ===========    ===========      ===========      ===========
Investment income--net                                                     4.16%          3.46%            2.37%            .95%*
                                                                     ===========    ===========      ===========      ===========

Supplemental Data

Net assets, end of period (in thousands)                             $    42,922    $    89,601      $   106,157      $    75,982
                                                                     ===========    ===========      ===========      ===========
Portfolio turnover                                                          346%            67%              50%              19%
                                                                     ===========    ===========      ===========      ===========

      * Annualized.

     ** Aggregate total investment return.

     ++ Commencement of operations.

        See Notes to Financial Statements.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Notes to Financial Statements                   Master Commodity Strategies LLC


1. Significant Accounting Policies:

Master Real Investment Trust was renamed Master Commodity Strategies Trust effective March 29, 2007, and was renamed Master Commodity Strategies LLC (the "Master LLC") effective June 15, 2007. The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue nontransferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Directors of the Master LLC and the Board of Trustees of the Trust are referred to as the Board of Directors. The Master LLC's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. All such adjustments are of a normal, recurring nature. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Master LLC.

(a) Valuation of investments--Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC markets or on the basis of yield equivalents as obtained by the Master LLC's pricing service from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Master LLC from a pricing service or counterparty. Valuation of short-term investment vehicles is generally based upon the net asset value of the underlying investment vehicle or amortized cost. Repurchase agreements are valued at cost plus accrued interest. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Master LLC, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Master LLC under the general direction of the Board of Directors. Such valuations and procedures are reviewed periodically by the Board of Directors of the Master LLC.

Equity securities held by the Master LLC that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the OTC markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Master LLC are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Master LLC's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Master LLC's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Master LLC's Board of Directors.

(b) Asset-backed securities--The Master LLC invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

(c) Derivative financial instruments--The Master LLC may engage in various portfolio investment strategies both to increase the return of the Master LLC and to hedge, or protect, its exposure to interest rate movements and movements in the securities and commodities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Notes to Financial Statements (continued)       Master Commodity Strategies LLC


* Hybrid instruments--The Master LLC may invest in hybrid instruments, including structured notes and commodity-linked notes. The principal and/or interest payments on these hybrid instruments are linked to the value of commodities, commodity futures contracts, or the performance of one or more indexes or other readily measurable economic variables. The principal value of the hybrid instruments, and/or the value of the interest that they pay, will rise or fall in response to changes in the values of the underlying commodities, commodity futures contracts, or commodity indexes. Although these hybrid instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities.

* Options--The Master LLC may purchase and write covered call and put options. When the Master LLC writes an option, an amount equal to the premium received by the Master LLC is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Master LLC enters into a closing transaction), the Master LLC realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Financial futures contracts--The Master LLC may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Master LLC deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master LLC agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master LLC as unrealized gains or losses. When the contract is closed, the Master LLC records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Swaps--The Master LLC may enter into swap agreements, which are OTC contracts in which the Master LLC and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index; or the return generated by a security. These periodic payments received or made by the Master LLC are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(d) Income taxes--The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending--The Master LLC may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. Where the Master LLC receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Master LLC typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Master LLC receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Master LLC may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Notes to Financial Statements (continued)       Master Commodity Strategies LLC


(g) TBA Commitments--The Master LLC may enter into to be announced ("TBA") commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Master LLC's other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of investments."

(h) Reverse repurchase agreements--Under reverse repurchase agreements, the Master LLC sold securities to the counterparty and agreed to repurchase them at a mutually agreed upon date and price, and may have exchanged their respective commitments to pay or receive interest. If the counterparty defaulted on its obligation, the Master LLC's ability to receive interest would be delayed or limited. Furthermore, if the Master LLC did not have sufficient investment income to pay its obligation under the reverse repurchase agreement, the Master LLC would be in default and the counterparty would have been able to terminate the repurchase agreement. At the time the Master LLC entered into a reverse repurchase agreement, it would have established a segregated account with the custodian containing cash, or cash equivalents of liquid high grade debt securities having a value at least equal to the repurchase price.

(i) Bank overdraft--The Master LLC recorded a bank overdraft resulting from a timing difference of security transaction settlements.

(j) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Master LLC's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Master LLC's financial statement disclosures, if any, is currently being assesed.

In addition, in February 2007, Statement of Financial Accounting Standards
No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Master LLC's financial statement disclosures, if any, is currently being assesed.


2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Master LLC's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays a monthly fee based upon the average daily value of the Master LLC's net assets at the annual rate of .50%.

In addition, the Manager has entered into sub-advisory agreements with BlackRock Investment Management, LLC ("BIM") and BlackRock Financial Management, Inc., both affiliates of the Manager, under which the Manager pays each sub-adviser for services it provides a monthly fee at an annual rate equal to a percentage of the management fee paid by the Master LLC to the Manager.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the year ended November 30, 2007, the Master LLC reimbursed the Manager $1,085 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the year ended November 30, 2007 were $244,627,424 and $291,179,003, respectively.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Notes to Financial Statements (concluded)       Master Commodity Strategies LLC


Transactions in call options written for the year ended November 30, 2007 were as follows:

                                           Number of         Premiums
                                          Contracts*         Received

Outstanding call options written,
  beginning of year                                3     $     59,400
Options written                                    1           15,438
Options closed                                   (3)         (59,400)
                                        ------------     ------------
Outstanding call options written,
  end of year                                      1          $15,438
                                        ============     ============

  * One contract represents a notional amount of $1,000,000.


Transactions in put options written for the year ended November 30, 2007 were as follows:

                                           Number of         Premiums
                                          Contracts*         Received
Outstanding put options written,
  beginning of year                                3     $     59,400
Options written                                  139           52,338
Options closed                                   (3)         (59,400)
Options expired                                (102)         (34,011)
                                        ------------     ------------
Outstanding put options written,
  end of year                                     37     $     18,327
                                        ============     ============

  * Some contracts represent a notional amount of $1,000,000.


4. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Master LLC may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Master LLC pays a commitment fee of .06% per annum based on the Master LLC's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Master LLC did not borrow under the credit agreement during the year ended November 30, 2007. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.



5. Reverse Repurchase Agreement:

For the year ended November 30, 2007, the Master LLC's average amount outstanding was approximately $11,000 and the daily weighted average interest rate was 5.33%.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Report of Independent Registered Public Accounting Firm
                                                Master Commodity Strategies LLC


To the Investors and Board of Directors of Master
Commodity Strategies LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Commodity Strategies LLC (formerly Master Real Investment Trust) (the "Master LLC") as of November 30, 2007, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Master LLC for the year ended November 30, 2005 and for the period March 26, 2004 (commencement of operations) to November 30, 2004, were audited by other auditors whose report, dated January 18, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Commodity Strategies LLC as of November 30, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
January 28, 2008



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Officers and Directors

                                                                                                 Number of
                                                                                                 BlackRock-
                                                                                                 Advised
                      Position(s)                                                                Funds and
                      Held with                                                                  Portfolios
Name, Address         Fund/          Length of                                                   Currently      Public
and Year of Birth     Master LLC     Time Served  Principal Occupation(s) During Past 5 Years    Overseen       Directorships
Non-Interested Directors*

James H. Bodurtha     Director       1995 to      Director, The China Business Group, Inc.       37 Funds       None
40 East 52nd Street                  present      since 1996 and Executive Vice President        99 Portfolios
New York, NY 10022                                thereof from 1996 to 2003; Chairman of the
1944                                              Board, Berkshire Holding Corporation since
                                                  1980; Partner, Squire, Sanders & Dempsey
                                                  (a law firm) from 1980 to 1993.


Bruce R. Bond         Director       2007 to      Trustee and member of the Governance           37 Funds       Avaya, Inc.
40 East 52nd Street                  present      Committee, State Street Research mutual        99 Portfolios
New York, NY 10022                                funds ("SSR Funds") from 1997 to 2005.
1946


Donald W. Burton      Director       2007 to      Managing General Partner of The Burton         37 Funds       Knology, Inc.
40 East 52nd Street                  present      Partnership, Limited Partnership (an           99 Portfolios  (telecommunica-
New York, NY 10022                                investment partnership) since 1979; Managing                  tions);
1944                                              General Partner of The South Atlantic Venture                 Capital
                                                  Funds since 1983; Member of the Investment                    Southwest
                                                  Advisory Council of the Florida State Board                   (financial).
                                                  of Administration since 2001.


Honorable             Director       2007 to      Partner and Head of International Practice,    37 Funds       UPS Corporation
Stuart E. Eizenstat                  present      Covington and Burling (law firm) from 2001     99 Portfolios
40 East 52nd Street                               to the present. Deputy Secretary of the
New York, NY 10022                                Treasury from 1999 to 2001; Under Secretary
1943                                              of State for Economic, Business and Agricultural
                                                  Affairs from 1997 to 1999; Under Secretary
                                                  of Commerce for International Trade from 1996
                                                  to 1997; U.S. Ambassador to the European Union
                                                  from 1993 to 1996.


Kenneth A. Froot      Director       2005 to      Professor, Harvard University since 1992;      37 Funds       None
40 East 52nd Street                  present      Professor, Massachusetts Institute of          99 Portfolios
New York, NY 10022                                Technology from 1986 to 1992.
1957


Robert M. Hernandez   Director and   2007 to      USX Corporation, (a diversified company        37 Funds       ACE Limited
40 East 52nd Street   Chairman of    present      principally engaged in energy and steel        99 Portfolios  (insurance
New York, NY 10022    the Board of                businesses); Director from 1991 to 2001; Vice                 company);
1944                  Directors and               Chairman and Chief Financial Officer from 1994                Eastman
                      Member of                   to 2001; Executive Vice President-- Accounting                Chemical
                      the Audit                   and Finance and Chief Financial Officer from                  Company; RTI
                      Committee                   1991 to 1994.                                                 International
                                                                                                                Metals, Inc.


John F. O'Brien       Director       2007 to      President and Chief Executive Officer of       37 Funds       Cabot Corporation
40 East 52nd Street                  present      Allmerica Financial Corporation (financial     99 Portfolios  (chemicals); LKQ
New York, NY 10022                                services holding company) from 1995 to 2002                   Corporation
1943                                              and Director from 1995 to 2003; President of                  (auto parts
                                                  Allmerica Investment Management Co., Inc.                     manufacturing);
                                                  (investment adviser) from 1989 to 2002,                       TJX Companies,
                                                  Director from 1989 to 2002 and Chairman of                    Inc. (retailer).
                                                  the Board from 1989 to 1990; President, Chief
                                                  Executive Officer and Director of First
                                                  Allmerica Financial Life Insurance Company
                                                  from 1989 to 2002 and Director of various
                                                  other Allmerica Financial companies until 2002;
                                                  Director from 1989 to 2006, Member of the
                                                  Governance Nominating Committee from 2004 to
                                                  2006, Member of the Compensation Committee from
                                                  1989 to 2006 and Member of the Audit Committee
                                                  from 1990 to 2004 of ABIOMED; Director, Member
                                                  of the  Governance and Nomination Committee and
                                                  Member of the Audit Committee of Cabot Corporation
                                                  since 1990; Director and Member of the Audit
                                                  Committee and Compensation Committee of LKQ
                                                  Corporation since 2003; Lead Director of TJX
                                                  Companies, Inc. since 1996; Trustee of the Woods
                                                  Hole Oceanographic Institute since 2003. Director,
                                                  Ameresco, Inc. since 2006. Director, Boston Lyric
                                                  Opera since 2002.


 * Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Officers and Directors (continued)

                                                                                                 Number of
                                                                                                 BlackRock-
                                                                                                 Advised
                      Position(s)                                                                Funds and
                      Held with                                                                  Portfolios
Name, Address         Fund/          Length of                                                   Currently      Public
and Year of Birth     Master LLC     Time Served  Principal Occupation(s) During Past 5 Years    Overseen       Directorships
Non-Interested Directors* (concluded)


Roberta Cooper Ramo   Director       1999 to      Shareholder, Modrall, Sperling, Roehl,         37 Funds       None
40 East 52nd Street                  present      Harris & Sisk, P.A. since 1993; President,     99 Portfolios
New York, NY 10022                                American Bar Association from 1995 to 1996
1942                                              and Member of the Board of Governors thereof
                                                  from 1994 to 1997; Shareholder, Poole, Kelly
                                                  and Ramo, Attorneys at Law P.C. from 1977 to
                                                  1993; Director of ECMC Group (service provider
                                                  to students, schools and lenders) since 2001;
                                                  Director, United New Mexico Bank (now Wells
                                                  Fargo) from 1983 to 1988; Director, First
                                                  National Bank of New Mexico (now Wells Fargo)
                                                  from 1975 to 1976; Vice President, American Law
                                                  Institute from 2004 to 2007 and President elect
                                                  thereof since 2007.


Jean Margo Reid       Director       2007 to      Self-employed consultant since 2001; Counsel   37 Funds       None
40 East 52nd Street                  present      of Alliance Capital Management (investment     99 Portfolios
New York, NY 10022                                adviser) in 2000; General Counsel, Director
1945                                              and Secretary of Sanford C. Bernstein & Co.,
                                                  Inc. (investment adviser/broker-dealer) from
                                                  1997 to 2000; Secretary, Sanford C. Bernstein
                                                  Fund, Inc. from 1994 to 2000; Director and
                                                  Secretary of SCB, Inc. since 1998; Director and
                                                  Secretary of SCB Partners, Inc. since 2000; and
                                                  Director of Covenant House from 2001 to 2004.


David H. Walsh        Director       2007 to      Director, Ruckleshaus Institute and Haub       37 Funds       None
40 East 52nd Street                  present      School of Natural Resources at the             99 Portfolios
New York, NY 10022                                University of Wyoming since 2006; Consultant
1941                                              with Putnam Investments from 1993 to 2003,
                                                  and employed in various capacities therewith
                                                  from 1973 to 1992; Director, Massachusetts
                                                  Audubon Society from 1990 to 1997; Director,
                                                  The National Audubon Society from 1998 to 2005;
                                                  Director, The American Museum of Fly Fishing
                                                  since 1997.


Fred G. Weiss         Director and   2007 to      Managing Director of FGW Associates since      37 Funds       Watson
40 East 52nd Street   Chairman of    present      1997; Board member of certain BlackRock-       99 Portfolios  Pharmaceutical
New York, NY 10022    the Audit                   advised funds since 1998; Vice President,                     Inc.
1941                  Committee                   Planning, Investment and Development of                       (pharmaceutical
                                                  Warner Lambert Co. from 1979 to 1997; Director                company).
                                                  of Michael J. Fox Foundation for Parkinson's
                                                  Research since 2000; Director, Watson
                                                  Pharmaceutical, Inc. (pharmaceutical company)
                                                  since 1999; Director of Osmotica Holdings Corp.
                                                  (a drug delivery technology company) since 2003;
                                                  Director of KIMC Investments, Inc. dba MedVance
                                                  Institute (a chain of for-profit allied health
                                                  training schools) since 2003.


Richard R. West       Director and   2007 to      Professor of Finance from 1984 to 1995, Dean   37 Funds       Bowne & Co.,
40 East 52nd Street   Member of      present      from 1984 to 1993 and since 1995 Dean          99 Portfolios  Inc. (financial
New York, NY 10022    the Audit                   Emeritus of New York University's Leonard N.                  printers);
1938                  Committee                   Stern School of Business Administration.                      Vornado Realty
                                                                                                                Trust (real
                                                                                                                estate company);
                                                                                                                Alexander's, Inc.
                                                                                                                (real estate
                                                                                                                company).


 * Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Officers and Directors (continued)

                                                                                                 Number of
                                                                                                 BlackRock-
                                                                                                 Advised
                      Position(s)                                                                Funds and
                      Held with                                                                  Portfolios
Name, Address         Fund/          Length of                                                   Currently      Public
and Year of Birth     Master LLC     Time Served  Principal Occupation(s) During Past 5 Years    Overseen       Directorships
Interested Directors*


Richard S. Davis      Director       2007 to      Managing Director, BlackRock, Inc. since       184 Funds      None
40 East 52nd Street                  present      2005; Chief Executive Officer, State Street    289 Portfolios
New York, NY 10022                                Research & Management Company from 2000 to
1945                                              2005; Chairman of the Board of Trustees,
                                                  State Street Research mutual funds ("SSR Funds")
                                                  from 2000 to 2005; Senior Vice President,
                                                  Metropolitan Life Insurance Company from 1999
                                                  to 2000; Chairman SSR Realty from 2000 to 2004.


Laurence D. Fink      Director       2007 to      Chairman and Chief Executive Officer of        37 Funds       None
40 East 52nd Street                  present      BlackRock, Inc. since its formation in 1998    99 Portfolios
New York, NY 10022                                and of BlackRock, Inc.'s predecessor entities
1952                                              since 1988; Chairman of the Executive and
                                                  Management Committees; formerly, Managing
                                                  Director of the First Boston Corporation,
                                                  Member of its Management Committee, Co-head
                                                  of its Taxable Fixed Income Division and Head
                                                  of its Mortgage and Real Estate Products Group;
                                                  Chairman of the Board of several of BlackRock's
                                                  alternative investment vehicles; Director of
                                                  several of BlackRock's offshore funds; Member of
                                                  the Board of Trustees of New York University,
                                                  Chair of the Financial Affairs Committee and a
                                                  member of the Executive Committee, the Ad Hoc
                                                  Committee on Board Governance, and the Committee
                                                  on Trustees; Co-Chairman of the NYU Hospitals
                                                  Center Board of Trustees, Chairman of the
                                                  Development/Trustee Stewardship Committee and
                                                  Chairman of the Finance Committee; Trustee of The
                                                  Boys' Club of New York.


Henry Gabbay          Director       2007 to      Consultant, BlackRock since 2007; Managing     183 Funds      None
40 East 52nd Street                  present      Director, BlackRock, Inc. from 1989 to June,   288 Portfolios
New York, NY 10022                                2007; Chief Administrative Officer, BlackRock
1947                                              Advisors, LLC from 1998 to 2007; President of
                                                  BlackRock Funds and BlackRock Bond Allocation
                                                  Target Shares from 2005 to 2007; Treasurer
                                                  of certain closed-end funds in the Fund complex
                                                  from 1989 to 2006.


 * Messrs. Davis, Fink and Gabbay are all "interested persons," as defined in the
   Investment Company Act of 1940, of the Fund/Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



Advisory Board Member


Joe Grills*           Member of      2007         Member of the Committee of Investment of       37 Funds       Kimco Realty
40 East 52nd Street   the Advisory                Employee Benefit Assets of the Association     99 Portfolios  Corporation
New York, NY 10022    Board                       of Financial Professionals ("CIEBA") since
1935                                              1986; Member of CIEBA's Executive Committee
                                                  since 1988 and its Chairman from 1991 to 1992;
                                                  Assistant Treasurer of International Business
                                                  Machines Corporation ("IBM") and Chief Investment
                                                  Officer of IBM Retirement Funds from 1986 to 1993;
                                                  Member of the Investment Advisory Committee of the
                                                  State of New York Common Retirement Fund from 1989
                                                  to 2006; Member of the Investment Advisory Committee
                                                  of the Howard Hughes Medical Institute from 1997 to
                                                  2000; Director, Duke University Management Company
                                                  from 1992 to 2004, Vice Chairman thereof from 1998
                                                  to 2004, and Director Emeritus thereof since 2004;
                                                  Director, LaSalle Street Fund from 1995 to 2001;
                                                  Director, Kimco Realty Corporation since 1997;
                                                  Member of the Investment Advisory Committee of the
                                                  Virginia Retirement System since 1998, Vice Chairman
                                                  thereof from 2002 to 2005, and Chairman thereof since
                                                  2005; Director, Montpelier Foundation since 1998, its
                                                  Vice Chairman from 2000 to 2006, and Chairman, thereof,
                                                  since 2006; Member of the Investment Committee of the
                                                  Woodberry Forest School since 2000; Member of the
                                                  Investment Committee of the National Trust for Historic
                                                  Preservation since 2000.


 * Joe Grills resigned from the Advisory Board of the Fund/Master LLC, effective December 31, 2007.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



Officers and Directors (concluded)

                      Position(s)
                      Held with
Name, Address         Fund/          Length of
and Year of Birth     Master LLC     Time Served  Principal Occupation(s) During Past 5 Years
Fund Officers*


Donald C. Burke       Fund/          2007 to      Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director
40 East 52nd Street   Master LLC     present      of Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset
New York, NY 10022    President                   Management, L.P. ("FAM") in 2006; First Vice President thereof from 1997
1960                  and Chief                   to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof
                      Executive                   from 1990 to 1997.
                      Officer


Anne F. Ackerly       Vice           2007 to      Managing Director of  BlackRock, Inc. since 2000 and First Vice President and
40 East 52nd Street   President      present      Chief Operating Officer of Mergers and Acquisitions Group from 1997 to 2000;
New York, NY 10022                                First Vice President and Chief Operating Officer of Public Finance Group
1962                                              thereof from 1995 to 1997; Formerly First Vice President of Emerging Markets
                                                  Fixed Income Research of Merrill Lynch & Co., Inc. from 1994 to 1995.


Howard Surloff        Secretary      2007 to      Managing Director of BlackRock, Inc. and  General Counsel of U.S. Funds at
40 East 52nd Street                  present      BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs
New York, NY 10022                                Asset Management, L.P. from 1993 to 2006.
1965


Brian P. Kindelan     Chief          2007 to      Chief Compliance Officer of the Funds since 2007; Anti-Money Laundering
40 East 52nd Street   Compliance     present      Officer of BlackRock, Inc. since 2007; Managing Director and Senior Counsel
New York, NY 10022    Officer                     thereof since January 2005; Director and Senior Counsel of BlackRock
1959                                              Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel, thereof, from 1998 to 2000; Senior Counsel of PNC Bank Corp. from 1995 to
                                                  1998.


Neal J. Andrews       Chief          2007 to      Managing Director of Administration and Operations Group BlackRock, Inc.,
40 East 52nd Street   Financial      present      since 2006; Formerly Senior Vice President and Line of Business Head of Fund
New York, NY 10022    Officer                     Accounting and Administration at PFPC Inc., from 1992 to 2006.
1966


Jay M. Fife           Treasurer      2007 to      Managing Director of BlackRock, Inc. since 2007 and Director in 2006;
40 East 52nd Street                  present      Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006;
New York, NY 10022                                Director of MLIM Fund Services Group from 2001 to 2006.
1970


 * Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.


Further information about the Fund's/Master LLC's Officers and Directors is available in the Fund's/Master LLC's Statement of Additional Information, which can be obtained without charge by calling 800-441-7762.



Custodian
The Bank of New York Mellon
New York, NY 10286


Transfer Agent
PFPC Inc.
Wilmington, DE 19809


Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540


Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540


Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019



Important Tax Information


The following information is provided with respect to the ordinary income distributions paid monthly by BlackRock Commodity Strategies Fund for the fiscal year ended November 30, 2007:

                  Interest-Related Dividends for Non-U.S. Residents

Payable Date:     December 21, 2006                                 65.32%*


 * Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



BlackRock Fund Information


BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Additional Information


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
   http://www.blackrock.com/edelivery

2) Select "eDelivery" under the "More Information" section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



BlackRock Fund Information (concluded)


Availability of Additional Information (concluded)


Availability of Proxy Voting Policies and Procedures


The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.


Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.


Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.



Shareholder Privileges


Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.


Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.


Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.


Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007



A World-Class Mutual Fund Family


BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.


Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio++
BlackRock Balanced Capital Fund++
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund++
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology
  Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund


Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government
  Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund


Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund


Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050


 * See the prospectus for information on specific limitations on investments in the fund.

++ Mixed asset fund.


BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.



BLACKROCK COMMODITY STRATEGIES FUND                           NOVEMBER 30, 2007

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

David O. Beim (term ended, effective November 1, 2007) Robert M. Hernandez (term began, effective November 1, 2007)
W. Carl Kester (term ended, effective November 1, 2007) James T. Flynn (term ended, effective November 1, 2007) Karen P. Robards (term ended, effective November 1, 2007) Fred G. Weiss (term began, effective November 1, 2007) Richard R. West (term began, effective November 1, 2007)

The registrant's board of directors has determined that David O.
Beim, W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business since 1991.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 - Principal Accountant Fees and Services
             (a) Audit Fees    (b) Audit-Related Fees 1  (c) Tax Fees 2   (d) All Other Fees 3

Entity Name Current    Previous   Current   Previous   Current   Previous  Current   Previous
            Fiscal     Fiscal     Fiscal    Fiscal     Fiscal    Fiscal    Fiscal    Fiscal
            Year End   Year End   Year End  Year End   Year End  Year End  Year End  Year End
BlackRock
Commodity
Strategies
Fund         $6,600      $6,600     $0        $0        $6,100    $6,000    $1,042     $0

Master
Commodity
Strategies
LLC          $31,000     $31,000    $0        $0        $9,200    $9,200      $0        $0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)  None of the services described in each of Items 4(b) through
(d) were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates' Aggregate Non-Audit Fees:

Entity Name          Current Fiscal Year End  Previous Fiscal Year End

BlackRock Commodity
   Strategies Fund        $291,642                  $3,144,117

Master Commodity
   Strategies LLC         $293,700                  $3,147,317

(h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of
Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 -Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 -  Portfolio Managers of Closed-End Management Investment
Companies - Not Applicable

Item 9 -Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b)- Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Commodity Strategies Fund and Master Commodity Strategies
LLC

By:    /s/ Donald C. Burke
       -------------------
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock Commodity Strategies Fund and
Master Commodity Strategies LLC

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Donald C. Burke
       -------------------
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock Commodity Strategies Fund and
Master Commodity Strategies LLC

Date: January 16, 2008

By:    /s/ Neal J. Andrews
       -------------------
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Commodity Strategies Fund and Master
Commodity Strategies LLC

Date: January 16, 2008